28. OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Costs And Expenses [abstract]
OPERATING COSTS AND EXPENSES
28.	OPERATING COSTS AND EXPENSES

The operating costs are as follows:

	2020	2019 (Restated)	2018
Personnel (a)	1,276	1,272	1,410
Employees’ and managers’ profit sharing	142	263	77
Post-employment benefits (reversals) – Note 24	438	408	337
Materials	79	91	104
Outsourced services (b)	1,265	1,239	1,087
Energy bought for resale (c)	12,111	11,286	11,084
Depreciation and amortization (1)	989	958	835
Operating provisions and adjustments for operating losses (d)	423	2,401	466
Charges for use of the national grid	1,748	1,426	1,480
Gas bought for resale	1,083	1,436	1,238
Construction costs (e)	1,581	1,200	897
Other operating expenses, net (f)	297	494	405
	21,432	22,474	19,420
(1)	Net of PIS/Pasep and Cofins taxes applicable to amortization of the right-of-use assets in the amount of R$2.

For details about the discontinued operating costs and expenses, see Note 32.

a)	Personnel

2020 Programmed Voluntary Retirement Plan (‘PDVP’)

On April 2020, the Company approved the Programmed Voluntary Retirement Plan for 2020 (‘the 2020 PDVP’). Those eligible – any employees who had worked with the Company for 25 years or more by December 31, 2020 – are able to join from May 4 to 22, 2020. The program provided the standard legal payments for severance, 50% of the period of notice, an amount equal to 20% of the Base Value of the employee’s FGTS fund, an additional premium equal to 50% of the period of notice plus 20% of the Base Value of the employee’s FGTS fund, as well as the other payments under the legislation. The total amount of R$59 has been recorded as expense related to this program, corresponding to acceptance by 396 employees. In March 2019, has been appropriated as expense, including severance payments, a total of R$21 (155 employees).

b)	Outsourced services
	2020	2019	2018
Meter reading and bill delivery	127	128	129
Communication	71	69	80
Maintenance and conservation of electrical facilities and equipment	443	404	323
Building conservation and cleaning	108	110	110
Contracted labor	9	17	21
Freight and airfares	2	7	7
Accommodation and meals	9	14	12
Security services	19	18	20
Consultant	41	24	16
Maintenance and conservation of furniture and utensils	6	5	4
Information technology	80	63	59
Maintenance and conservation of vehicles	2	3	2
Disconnection and reconnection	39	70	62
Environmental services	10	14	14
Legal services	21	28	27
Tree pruning	48	46	28
Cleaning of power line pathways	75	61	41
Copying and legal publications	17	21	21
Inspection of customer units	35	14	10
Other expenses	103	123	101
	1,265	1,239	1,087
c)	Energy purchased for resale
	2020	2019	2018
Supply from Itaipu Binacional	1,990	1,429	1,351
Physical guarantee quota contracts	780	715	679
Quotas for Angra I and II nuclear plants	303	269	267
Spot market	1,497	1,886	1,818
Proinfa Program	318	376	324
‘Bilateral’ contracts	333	311	484
Energy acquired in Regulated Market auctions	3,334	3,021	3,346
Energy acquired in the Free Market	3,977	4,098	3,871
Distributed generation (‘Geração distribuída’)	678	207	—
PIS/Pasep and Cofins credits	(1,099)	(1,026)	(1,056)
	12,111	11,286	11,084
d)	Operating provision (reversals) and adjustments for operating losses
	2020	2019	2018
Estimated losses on doubtful accounts receivables (Note 8) (1)	147	238	264
Estimated losses on other accounts receivables (2)	—	11	(4)
Estimated losses on accounts receivables from related parties (3) (note 30)	37	688	—

Contingency provisions (reversals) (Note 25) (4)
Labor claims	46	136	42
Civil	43	24	13
Tax (5)	75	1,228	(5)
Other	22	12	1
	186	1,400	51
	370	2,337	311
Adjustment for losses
Put option – RME and LEPSA	—	—	48
Put option – SAAG (Note 31)	53	64	107
	53	64	155
	423	2,401	466
(1)	The expected losses on receivables are presented as selling expenses in the Statement of Income.
(2)	The estimated losses on other accounts receivable are presented in the consolidated Statement of income as operating expenses.
(3)	Estimated losses on accounts receivable from Renova, as a result of the assessment of the jointly-controlled entity credit risk.
(4)	The provisions for contingencies of the holding company are presented in the consolidated statement of income for the year as operating expenses.
(5)	The provision recognized in 2019 is due to the Company’s reassessment, based on the opinion of its legal advisers, of the probability of loss in legal actions disputing social security contributions on the payments of profit-sharing to its employees from 1999 to 2016. For more information, see note 25.
e)	Construction costs
	2020	2019	2018
Personnel and managers	83	85	70
Materials	775	595	379
Outsourced services	598	421	364
Others	125	99	84
	1,581	1,200	897
f)	Other operating expenses (revenues), net
	2020	2019 (Restated)	2018
Leasing and rentals	11	20	93
Advertising	7	9	19
Own consumption of energy	24	21	27
Subsidies and donations	22	40	22
Onerous concession	3	3	3
Insurance	25	12	7
CCEE annual charge	6	6	6
Net loss (gain) on deactivation and disposal of assets	81	88	7
Forluz – Administrative running cost	30	30	28
Collection agents	86	88	78
Obligations deriving from investment contracts (1)	9	32	—
Taxes and charges	7	10	9
Other expenses (2)	(14)	135	106
	297	494	405
(1)	This refers to claims under the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned at the cost of R$119 (R$98 on December 31, 2019), of which Cemig is responsible for R$41 (R$32 on December 31, 2019).
(2)	Includes the impairment loss recognized for intangible asset relating to the authorization for wind power generation granted to Volta do Rio in the amount of R$22.